SUPPLEMENT DATED FEBRUARY 3, 2010
TO

PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY III

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY II

PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY ACCOLADE, FUTURITY FOCUS II, AND FUTURITY SELECT FOUR,

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information regarding changes to some of the investment options under your Contract.

On April 30, 2010, the names of the following investment options will be changed:

Old Name	New Name

Goldman Sachs Capital Growth Fund	Goldman Sachs Strategic Growth Fund

Goldman Sachs Growth and Income Fund	Goldman Sachs Large Cap Value Fund

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futurity II, Futurity III, Focus II, Accolade, Select Four (US)                                                                                                                                          2010